GOODWILL AND INTANGIBLE ASSETS	12 Months Ended
Dec. 28, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND INTANGIBLE ASSETS
GOODWILL AND INTANGIBLE ASSETS
GOODWILL — The changes in the carrying amount of goodwill by segment are as follows:

(Millions of Dollars)	CDIY	Industrial	Security	Total
Balance December 29, 2012	$2,921.4	$1,500.7	$2,593.4	$7,015.5
Addition from acquisitions	55.7	534.0	0.2	589.9
Foreign currency translation and other	(25.9)	(8.7)	(5.5)	(40.1)
Balance December 28, 2013	$2,951.2	$2,026.0	$2,588.1	$7,565.3

In accordance with ASC 350, "Intangibles - Goodwill and Other", a portion of the goodwill associated with the Security segment was allocated to the residential portion of Tong Lung based on the relative fair value of the business disposed of and the portion of the reporting unit that was retained. Accordingly, goodwill for the Security segment was reduced by $33.6 million and classified within Assets held for sale as of December 29, 2012, and subsequently included in the gain on sale of the residential portion of Tong Lung in the second quarter of 2013.

As required by the Company's policy, goodwill and indefinite-lived trade names were tested for impairment in the third quarter of 2013.  The Company assessed the fair values of two of its reporting units utilizing a discounted cash flow valuation model as had been done in previous years and determined that, for each of the two reporting units, the fair values exceeded the respective carrying amounts. The key assumptions used were discount rates and perpetual growth rates applied to cash flow projections. Also inherent in the discounted cash flow valuations were near-term revenue growth rates over the next five years. These assumptions contemplated business, market and overall economic conditions. The fair values of indefinite-lived trade names were also assessed using a discounted cash flow valuation model. The key assumptions used included discount rates, royalty rates and perpetual growth rates applied to projected sales.

For the remaining four reporting units, the Company determined qualitatively that it was not more-likely-than-not that goodwill was impaired, and thus, the two-step goodwill impairment test was not required.  In making this determination, the Company considered the significant excess of fair value over carrying amount as calculated in the 2012 impairment test, favorable 2013 industry performance versus prior year, analyst multiples and other positive qualitative information, all of which indicated that it is more-likely-than-not that the fair values of the four reporting units were greater than the respective carrying amounts. Based on this evaluation of internal and external qualitative factors, the Company concluded that the two-step goodwill impairment test was not required for these four reporting units.

In 2012, the Company evaluated the goodwill of each of its reporting units utilizing a discounted cash flow valuation model and determined that the fair values exceeded the respective carrying amounts. In 2012, the Company concluded that no impairment existed for any of the reporting units.
INTANGIBLE ASSETS — Intangible assets at December 28, 2013 and December 29, 2012 were as follows:

	2013		2012
(Millions of Dollars)	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortized Intangible Assets — Definite lives
Patents and copyrights	$56.3	$(44.3)	$52.1	$(40.3)
Trade names	168.5	(79.4)	140.4	(67.5)
Customer relationships	1,985.5	(791.3)	1,701.3	(623.7)
Other intangible assets	281.0	(122.9)	262.1	(100.9)
Total	$2,491.3	$(1,037.9)	$2,155.9	$(832.4)

Total indefinite-lived trade names are $1,614.2 million at December 28, 2013 and $1,608.0 million at December 29, 2012. The change in value is predominately due to currency fluctuations.
Aggregate intangible assets amortization expense by segment was as follows:

(Millions of Dollars)	2013	2012	2011
CDIY	$37.7	$35.9	$31.8
Security	91.6	113.2	107.8
Industrial	74.0	58.3	42.0
Consolidated	$203.3	$207.4	$181.6

The amounts above are inclusive of amortization expense for discontinued operations amounting to $0.9 million in 2013 and $18.5 million in 2012 and 2011.
Future amortization expense in each of the next five years amounts to $194.1 million for 2014, $172.5 million for 2015, $155.6 million for 2016, $146.4 million for 2017, $135.5 million for 2018 and $649.3 million thereafter.